Label	Element	Value
Document Type	dei_DocumentType	485BPOS
Document Creation Date	dei_DocumentCreationDate	Jun. 30, 2015
Central Index Key	dei_EntityCentralIndexKey	0000836906
Registrant Name	dei_EntityRegistrantName	Vanguard Malvern Funds
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2014
Amendment Flag	dei_AmendmentFlag	false
Document Effective Date	dei_DocumentEffectiveDate	Jun. 30, 2015
Institutional | Vanguard Institutional Intermediate-Term Bond Fund
Shareholder Fees (Fees paid directly from your investment) [Table]	rr_ShareholderFeesTableTextBlock
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Institutional Plus Shares of the Fund.
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in a diversified portfolio of short- and intermediate-term high-quality fixed income securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or another independent rating agency or, if unrated, are determined to be of comparable quality by the Fund's advisor. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the Fund's advisor.) The Fund is expected to maintain a dollar-weighted average maturity of 3 to 10 years. Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities.

Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Risk/Return	rr_RiskReturnHeading	Risk/Return
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Bar Chart:	rr_BarChartTableTextBlock
Performance	rr_PerformanceTableTextBlock
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionTableTextBlock
Prospectus Date	rr_ProspectusDate	Jun. 16, 2015
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund is subject to the following risks, which could affect the Fund's performance:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price. Liquidity risk is generally moderate for intermediate-term corporate bonds.

Prepayment risk, which is the chance that during periods of falling interest rates, homeowners will refinance their mortgages before their maturity dates, resulting in prepayment of mortgage-backed securities held by the Fund. The Fund would then lose any price appreciation above the mortgage's principal and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Prepayment risk is moderate for the Fund.

Extension risk, which is the chance that during periods of rising interest rates, homeowners will prepay their mortgages at slower rates. This will lengthen the duration or average life of mortgage-backed securities held by the Fund and delay the Fund's ability to reinvest proceeds at higher interest rates. Extension risk is moderate for the Fund.

Credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Credit risk should be low for the Fund because it invests primarily in bonds that are considered high-quality.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended June 30, 2013 )
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The Fund is the successor to VFTC Intermediate-Term Bond Trust (the predecessor trust), a collective trust managed by Vanguard Fiduciary Trust Company, an affiliate of The Vanguard Group, Inc. The predecessor trust commenced operations on November 30, 1997. The predecessor trust transferred its assets to the Fund in connection with the Fund's commencement of operations on or about June 19, 2015. The performance of the Fund's Institutional Plus Shares includes the performance of the predecessor trust prior to the commencement of the Fund's operations. The performance of the predecessor trust has not been adjusted to reflect the expenses of the Fund's Institutional Plus Shares. If the performance of the predecessor trust was adjusted to reflect the expenses of the Fund's Institutional Plus Shares, the predecessor trust's performance would have been lower. The Fund is managed with the same investment objective, strategies, policies, and risks as the predecessor trust. The predecessor trust was not an investment company and, therefore, was not subject to certain investment restrictions imposed on investment companies by the Investment Company Act of 1940. If the predecessor trust had been an investment company, its performance may have been different.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Plus Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Plus Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Current shareholders can obtain updated performance information by calling Vanguard toll-free at 800-662-7447.

Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. The Fund has no operating history and therefore has no portfolio turnover information.

Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2014
Strategy:	rr_StrategyHeading	Principal Investment Strategies
Annual Fund Operating Expenses [Expenses that you pay each year as a percentage of the value of your investment]	rr_AnnualFundOperatingExpensesTableTextBlock
Risk:	rr_RiskHeading	Principal Risks
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.38% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -1.83% (quarter ended June 30, 2013 ).

Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Institutional Intermediate-Term Bond Fund Institutional Plus Shares
Performance One Year or Less	rr_PerformanceOneYearOrLess	This is the Fund's initial prospectus, so it containts no Fund performance data.
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Institutional Plus Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of current income consistent with the maintenance of principal and liquidity.
EXAMPLE	rr_ExpenseExampleHeading	Example
Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder. After-tax returns are not provided because the predecessor trust's tax treatment was different than that of a registered investment company.

Investment objective:	rr_ObjectiveHeading	Investment Objective
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Institutional | Vanguard Institutional Short-Term Bond Fund
Shareholder Fees (Fees paid directly from your investment) [Table]	rr_ShareholderFeesTableTextBlock
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Institutional Plus Shares of the Fund.
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in a diversified portfolio of short-term high-quality fixed income securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or another independent rating agency or, if unrated, are determined to be of comparable quality by the Fund's advisor. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the Fund's advisor.) The Fund is expected to maintain a dollar-weighted average maturity of 1 to 4 years. Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities.

Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Risk/Return	rr_RiskReturnHeading	Risk/Return
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Bar Chart:	rr_BarChartTableTextBlock
Performance	rr_PerformanceTableTextBlock
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionTableTextBlock
Prospectus Date	rr_ProspectusDate	Jun. 16, 2015
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund is subject to the following risks, which could affect the Fund's performance:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.

Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests primarily in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

Credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Credit risk should be low for the Fund because it invests primarily in bonds that are considered high-quality.

Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price. Liquidity risk is generally low for short-term corporate bonds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2008 )
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The Fund is the successor to VFTC Short-Term Bond Trust (the predecessor trust), a collective trust managed by Vanguard Fiduciary Trust Company, an affiliate of The Vanguard Group, Inc. The predecessor trust commenced operations on December 7, 2004. The predecessor trust transferred its assets to the Fund in connection with the Fund's commencement of operations on or about June 19, 2015. The performance of the Fund's Institutional Plus Shares includes the performance of the predecessor trust prior to the commencement of the Fund's operations. The performance of the predecessor trust has not been adjusted to reflect the expenses of the Fund's Institutional Plus Shares. If the performance of the predecessor trust was adjusted to reflect the expenses of the Fund's Institutional Plus Shares, the predecessor trust's performance would have been lower. The Fund is managed with the same investment objective, strategies, policies, and risks as the predecessor trust. The predecessor trust was not an investment company and, therefore, was not subject to certain investment restrictions imposed on investment companies by the Investment Company Act of 1940. If the predecessor trust had been an investment company, its performance may have been different.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Plus Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Plus Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Current shareholders can obtain updated performance information by calling Vanguard toll-free at 800-662-7447.

Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. The Fund has no operating history and therefore has no portfolio turnover information.

Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2014
Strategy:	rr_StrategyHeading	Principal Investment Strategies
Annual Fund Operating Expenses [Expenses that you pay each year as a percentage of the value of your investment]	rr_AnnualFundOperatingExpensesTableTextBlock
Risk:	rr_RiskHeading	Principal Risks
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 2.77% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -1.79% (quarter ended September 30, 2008 ).

Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Institutional Short-Term Bond Fund Institutional Plus Shares
Performance One Year or Less	rr_PerformanceOneYearOrLess	This is the Fund's initial prospectus, so it containts no Fund performance data.
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Institutional Plus Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of current income consistent with the maintenance of principal and liquidity.
EXAMPLE	rr_ExpenseExampleHeading	Example
Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder. After-tax returns are not provided because the predecessor trust's tax treatment was different than that of a registered investment company.

Investment objective:	rr_ObjectiveHeading	Investment Objective
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Barclays U.S. 1-3 Years Government Credit ex Baa Index | Institutional | Vanguard Institutional Short-Term Bond Fund | Vanguard Institutional Short-Term Bond Fund - Institutional Plus Shares
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Barclays U.S. Intermediate Aggregate ex Baa Index | Institutional | Vanguard Institutional Intermediate-Term Bond Fund | Vanguard Institutional Intermediate-Term Bond Fund - Institutional Plus Shares
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)